CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock: par value	$ 0.001	$ 0.001
Preferred stock: authorized shares	850,000	850,000
Preferred stock: Issued shares	0	0
Preferred stock: Outstanding shares	0	0
Common stock: par value	$ 0.001	$ 0.001
Common stock: Authorized shares	50,000,000	50,000,000
Common stock: Issued shares	12,697,935	12,107,646
Common stock: Outstanding shares	12,697,935	12,107,646